Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the change in the amount of unrecognized tax benefits
Balance at beginning of period	$ 25	$ 22	$ 21
Increase for tax positions taken in a prior year		1
Increase for tax positions taken in the current year		2	1
Balance at end of period	25	25	22
Reduction of unrecognized tax benefit liability, reasonably possible in next twelve months	25
Interest accrued related to unrecognized tax benefits in income tax expense			0.1
Deferred assets
Unearned premium reserves	656	637
Difference in tax bases of invested assets	564	521
Discount on loss reserves	315	310
Pension	255	229
Alternative minimum tax credit carryforward	255	168
Accrued compensation	213	201
Net operating loss carryforwards	203
Other postretirement benefits	188	157
Life and annuity reserves	10	227
Other assets	84	70
Total deferred assets	2,743	2,520
Valuation allowance	(67)	(6)
Net deferred assets	2,676	2,514
Deferred liabilities
DAC	(897)	(937)
Unrealized net capital gains	(757)	(511)
Other intangible assets	(142)	(6)
Other liabilities	(158)	(61)
Total deferred liabilities	(1,954)	(1,515)
Net deferred [asset]	722	999
Net operating loss carryforward	580
Tax credit carryforwards, amount	9
Alternative minimum tax credit carryforward	255
Components of income tax expense (benefit)
Current	14	133	(18)
Deferred	158	56	430
Total income tax expense	172	189	412
Tax carryforward expiration date	2029 through 2031
Income tax refund, received		8	1,250
Income tax paid	32
Income tax receivable	$ 157	$ 129
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation
Statutory federal income tax rate - expense (as a percent)	35.00%	35.00%	35.00%
Tax-exempt income (as a percent)	(13.60%)	(16.10%)	(19.40%)
Tax credits (as a percent)	(2.10%)	(0.50%)
Dividends received deduction (as a percent)	(1.80%)	(1.50%)	(1.20%)
Adjustment to prior year tax liabilities (as a percent)	(0.80%)	(0.20%)	(2.60%)
Other (as a percent)	1.20%	0.50%	0.80%
Valuation allowance (as a percent)			19.10%
Effective income tax rate - expense (as a percent)	17.90%	17.20%	31.70%